                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:    June 30, 2004

Cornerstone Real Estate Advisers LLC
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Name of Institutional Investment Manager

One Financial Plaza, Suite 1700         Hartford          CT               06103
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Business Address         (Street)       (City)            (State)          (Zip)

13F File Number:    28-  12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol            Chief Compliance Officer        (860)509-2233
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Name                          (Title)                          (Phone)


Signature, Place and Date of Signing:

/s/
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One Financial Plaza, Suite 1700
Hartford, CT 06103
December 13, 2006

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.


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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:                    0

Form 13F Information
Table Entry Total:                              34

Form 13F Table Value Total:                 228505
                                            (thousands)



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
                                                               Value         Inv.      Other   Voting Authority
Name of Issuer                     Title of Class CUSIP        x1000 Shares  DiscretionManagersSole   Shared None
ACADIA REALTY TRUST                COM SH BEN INT 004239109      2964  215700   SOLE     N/A    215700      0   0
AFFORDABLE RESIDENTIAL COMMUNITIES COM            008273104      4357  262446   SOLE     N/A    262446      0   0
ARCHSTONE-SMITH TRUST              COM            039583109      8959  305472   SOLE     N/A    305472      0   0
ARDEN REALTY INC                   COM            039793104      5869  199571   SOLE     N/A    199571      0   0
ASSOCIATED ESTATES REALTY          COM            045604105       242   30100   SOLE     N/A     30100      0   0
AVALONBAY COMMUNITIES INC          COM            053484101      4001   70791   SOLE     N/A     70791      0   0
BOSTON PROPERTIES INC              COM            101121101      8387  167473   SOLE     N/A    167473      0   0
CAMDEN PROPERTY TRUST              COM            133131102      4740  103490   SOLE     N/A    103490      0   0
CATELLUS DEVELOPMENT CORP          COM            149113102      5630  228409   SOLE     N/A    228409      0   0
CEDAR SHOPPING CENTERS INC         COM NEW        150602209      3810  331600   SOLE     N/A    331600      0   0
CENTERPOINT PROPERTIES CORP        COM            151895109      3745   48791   SOLE     N/A     48791      0   0
CORPORATE OFFICE PROPERTIES TRUST  SH BEN INT     22002T108      3642  146563   SOLE     N/A    146563      0   0
DEVELOPERS DIVERSIFIED REALTY      COM            251591103      4591  129803   SOLE     N/A    129803      0   0
EQUITY OFFICE PROPERTIES TRUST     COM            294741103      4612  169572   SOLE     N/A    169572      0   0
EQUITY RESIDENTIAL                 SH BEN INT     29476L107      9238  310724   SOLE     N/A    310724      0   0
ESSEX PROPERTY TRUST INC           COM            297178105      4647   67989   SOLE     N/A     67989      0   0
FIRST POTOMAC REALTY TRUST         COM            33610F109      1213   63288   SOLE     N/A     63288      0   0
GABLES RESIDENTIAL TRUST           SH BEN INT     362418105       105    3100   SOLE     N/A      3100      0   0
GENERAL GROWTH PROPERTIES INC      COM            370021107      9988  337763   SOLE     N/A    337763      0   0
HERSHA HOSPITALITY TRUST           SH BEN INT A   427825104      1270  128500   SOLE     N/A    128500      0   0
HOST HOTELS & RESORTS INC          COM            44107P104      9747  788567   SOLE     N/A    788567      0   0
KILROY REALTY CORP                 COM            49427F108      6774  198649   SOLE     N/A    198649      0   0
KIMCO REALTY CORP                  COM            49446R109      7765  170667   SOLE     N/A    170667      0   0
KOGER EQUITY INC                   COM            500228101      2180   94291   SOLE     N/A     94291      0   0
LASALLE HOTEL PROPERTIES           COM SH BEN INT 517942108      2371   97172   SOLE     N/A     97172      0   0
LTC PROPERTIES INC                 COM            502175102       166   10000   SOLE     N/A     10000      0   0
MACERICH COMPANY                   COM            554382101      5202  108671   SOLE     N/A    108671      0   0
MACK-CALI REALTY CORPORATION       COM            554489104      2424   58590   SOLE     N/A     58590      0   0
MERISTAR HOSPITALITY CORP          COM            58984Y103      4968  726361   SOLE     N/A    726361      0   0
MID-AMERICA APARTMENT COMMUN       COM            59522J103      3868  102082   SOLE     N/A    102082      0   0
MILLS CORP                         COM            601148109      5727  122625   SOLE     N/A    122625      0   0
NATIONWIDE HEALTH PROPERTIES INC   COM            638620104      2895  153200   SOLE     N/A    153200      0   0
NEWCASTLE INVESTMENT CORP          COM            65105M108      7403  247164   SOLE     N/A    247164      0   0
PENNS REAL ESTATE INVESTMENT TRUST SH BEN INT     709102107      2278   66500   SOLE     N/A     66500      0   0
POST PROPERTIES INC                COM            737464107      3098  106284   SOLE     N/A    106284      0   0
PROLOGIS TRUST                     SH BEN INT     743410102      9605  291757   SOLE     N/A    291757      0   0
PUBLIC STORAGE INC                 COM            74460D109      7043  153078   SOLE     N/A    153078      0   0
ROUSE COMPANY                      COM            779273101      2379   50087   SOLE     N/A     50087      0   0
SIMON PROPERTY GROUP INC           COM            828806109     14540  282768   SOLE     N/A    282768      0   0
SL GREEN REALTY CORP               COM            78440X101      3717   79431   SOLE     N/A     79431      0   0
STARWOOD HOTELS/RESORTS WORLD      COM            85590A203      1251   27900   SOLE     N/A     27900      0   0
STRATEGIC HOTELS & REORTS INC      COM            86272T106      4561  310300   SOLE     N/A    310300      0   0
TANGER FACTORY OUTLET CENTERS      COM            875465106      4781  122277   SOLE     N/A    122277      0   0
TRIZEC PROPERTIES INC              COM            89687P107      2478  152370   SOLE     N/A    152370      0   0
UNITED DOMINION REALTY TRUST       COM            910197102      3812  192700   SOLE     N/A    192700      0   0
VENTAS INC                         COM            92276F100      3132  134151   SOLE     N/A    134151      0   0
VORNADO REALTY TRUST               SH BEN INT     929042109     10410  182281   SOLE     N/A    182281      0   0
WINDROSE MEDICAL PROPERTIES        COM            973491103      1920  174738   SOLE     N/A    174738      0   0


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December 13, 2006


Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC ("Cornerstone") Form 13F for the quarter ending
June 30, 2004.

Cornerstone has indicated that it exercises "sole" investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company ("MassMutual") to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer